Leases - Schedule of Changes in the Value of the Right-of-Use Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 1,866
Asset impairment	(200)
Ending balance	1,013	$ 1,866
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	3,447	2,434
Additions	312	1,250
Lease modification	(22)	(188)
Asset impairment	(369)
Foreign exchange	(113)	(49)
Ending balance	3,255	3,447
Accumulated Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,581	707
Lease modification		(42)
Asset impairment	(196)
Foreign exchange	(88)	(50)
Depreciation	945	966
Ending balance	2,242	1,581
Building
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,396
Ending balance	781	1,396
Building | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	2,730	2,384
Additions	311	582
Lease modification	(22)	(188)
Asset impairment	(369)
Foreign exchange	(133)	(48)
Ending balance	2,517	2,730
Building | Accumulated Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,334	700
Lease modification		(42)
Asset impairment	(196)
Foreign exchange	(100)	(35)
Depreciation	698	711
Ending balance	1,736	1,334
Automobile
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	67
Ending balance	41	67
Automobile | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	94	50
Additions	1	45
Foreign exchange	(8)	(1)
Ending balance	87	94
Automobile | Accumulated Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	27	7
Foreign exchange	(4)	(1)
Depreciation	23	21
Ending balance	46	27
Lab Equipment
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	403
Ending balance	191	403
Lab Equipment | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	623
Additions		623
Foreign exchange	28
Ending balance	651	623
Lab Equipment | Accumulated Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	220	0
Foreign exchange	16	(14)
Depreciation	224	234
Ending balance	$ 460	$ 220